Convertible notes	12 Months Ended
Dec. 31, 2025
Convertible notes
Convertible notes

Note 11 - Convertible notes

2018 Convertible notes with Lin So Chun

On April 18, 2018, the Company entered into a Securities Purchase Agreement with Lin So Chun, an unrelated party, pursuant to which the investor purchased a note for $5,779,602, bearing 2.5% interest per annum (the “2018 Notes”). The 2018 Notes will be matured 5 years from the date of issuance. At any time prior to the earlier of the maturity date or the date on which this 2018 Notes is paid in full, at the option of the Holder, all or any part of Principal Amount (the “Optional Conversion Amount”) may be converted into 3,853,068 Ordinary Shares at $1.50 per share. The 2018 Notes will be automatically converted into ordinary shares of the Company at a conversion price equal to $1.50 per share at maturity. Interest on the 2018 Notes will be paid in cash and cannot be converted into shares of the Company. The 2018 Notes were sold pursuant to an exemption from the registration requirements of the Securities Act of 1933, as amended (the “Securities Act”), pursuant Section 4(a)(2) of the Securities Act and Regulation S promulgated thereunder.

The contractual obligation to pay interest on the 2018 Notes results in an indirect contractual obligation to pay dividends on the base instrument. The present value of the expected dividend (interest) stream of $0.50 million is classified as liability and the difference between the proceeds of the 2018 Notes and the fair value of the liability component is attributable to equity component ($5.30 million).

The issuance of the 2018 Notes did not give rise to a beneficial conversion feature due to the market price of the shares of the Company at the issuance date of $1.07 being less than the effective conversion price was $1.38 per share.

On April 30, 2020, the 2019 Notes with a principal amount of $3.76 million (comprising liability component of $0.16 million and equity component of $3.60 million) were surrendered to the Company for cancellation in satisfaction of the initial deposit in relation to the disposal of 5,100 shares in the share capital of CSL.

The 2018 Notes was matured on April 17, 2023. As of December 31, 2025, the company had not issued any shares to the Note holder since we are still discussing issuance detail with the Note holder.

2024 Convertible notes with LIANTENG LIMITED

On May 9, 2024, the Company entered into a sale and purchase Agreement with LIANTENG LIMITED, an unrelated party, pursuant to which the investor purchased a note for $13.4 million, without bearing interest (the “2024 Notes”). The 2024 Notes will be matured 5 years from the date of issuance. At any time prior to the earlier of the maturity date or the date on which this 2024 Notes is paid in full, at the option of the Holder, all or any part of Principal Amount (the “Optional Conversion Amount”) may be converted into Ordinary Shares.

ASC 815-15-25 provides that if an entity has a hybrid financial instrument that would require bifurcation of embedded derivatives under ASC 815, the entity may irrevocably elect to initially and subsequently measure a hybrid financial instrument in its entirety at fair value with changes in fair value recognized in earnings. The fair value election can be made instrument by instrument and shall be supported by concurrent documentation or a preexisting documented policy for automatic election.

The Company elected to measure the 2024 Notes in their entirety at fair value with changes in fair value recognized as non-operating income or loss at each balance sheet date in accordance with ASC 815-15-25.

Fair value of the 2024 Notes of $13.4 million as of May 31, 2024 is determined using the binomial model, one of the option pricing methods. The valuation involves complex and subjective judgment and the Company’s best estimates of the probability of occurrence of future events, such as fundamental changes, on the valuation date. Under the binomial valuation model, the Group uses a weighted risk-free and risk interest rate (the combination of the risk free rate plus the credit spread for the underlying Notes) weighted by the probability of conversion as internally solved out by binomial model in discounting its cash flows. The main inputs to this model include the underlying share price, the expected share volatility, the expected dividend yield, the risk free and risk interest rate.

The Company received two sets of notices of conversion issued by LIANTENG LIMITED dated December 9 and 10, 2024, respectively (together the “Notices”) in accordance with the promissory note electing to fully convert the principal under the promissory note into the number of ordinary shares of US$0.004 each as stated in the Notices. The conversion in aggregate of 10,912,168 Ordinary Shares was completed on December 11, 2024.